Form N-CSR Cover	12 Months Ended
Nov. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	TANAKA Funds, Inc.
Entity Central Index Key	0001051219
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025